Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

August 6, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:
Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Hodges Fund (S000004944)
Hodges Small Cap Fund (S000020034)
Hodges Blue Chip 25 Fund (S000026468)
Hodges Equity Income Fund (S000026469)
Hodges Pure Contrarian Fund (S000026470)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Hodges Fund, the Hodges Small Cap Fund, the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated July 29, 2012, and filed electronically as Post-Effective Amendment No. 462 to the Fund’s Registration Statement on Form N-1A on July 25, 2012.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
Secretary of the Trust